Non-Controlling Interests - Schedule of Carrying Amount of Assets and Liabilities (Details) (10-K) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 637,291					$ 637,291		$ 629,871	$ 272,976
Inventory	354,339					354,339		478,314	460,756
Property, plant and equipment	8,159,832					8,159,832		10,467,841	8,548,592
Total Assets	41,847,015					41,847,015		29,793,240	30,183,019
Total Liabilities	36,714,127					36,714,127		21,535,715	18,694,135
Net Book Value attributable to Non-Controlling Interest	(4,291,285)	$ (1,988,663)	$ (1,318,612)	$ (805,805)	$ (2,681,839)	(9,615,614)	$ (4,806,253)	(7,199,267)	(7,166,235)
Net Book Value	(3,884,741)		(1,237,875)			$ (8,974,612)	$ (4,595,769)	(6,854,420)	(6,794,771)
Non- controlling Interest [Member]
Cash								201,448	227,505
Accounts receivable								72,627	31,492
Inventory								137,584	152,384
Property, plant and equipment								3,495,149	1,757,184
Goodwill and intangible assets								1,080,498	1,202,581
Other assets								141,769	139,445
Due from (to) Chanticleer and affiliates								(193,959)	614,053
Total Assets								4,935,115	4,124,644
Accounts payable and accrued liabilities								2,077,288	1,661,440
Debt								32,477	56,569
Deferred rent								775,079	406,922
Total Liabilities								2,884,844	2,124,931
Net Book Value attributable to Chanticleer and affiliates								1,223,234	1,217,259
Net Book Value attributable to Non-Controlling Interest	$ (406,544)	$ (115,591)	$ (80,737)	$ (45,343)	$ (84,407)			(344,847)	(371,464)
Net Book Value								2,050,271	1,999,713
LBB Hassalo LLC [Member] | Non- controlling Interest [Member]
Cash								13,690	8,012
Accounts receivable								165	837
Inventory								4,682	5,444
Property, plant and equipment								249,902	269,350
Goodwill and intangible assets
Other assets								4,320	4,470
Due from (to) Chanticleer and affiliates								118,500	30,381
Total Assets								391,259	318,494
Accounts payable and accrued liabilities								59,373	22,905
Debt
Deferred rent								80,323	85,076
Total Liabilities								139,696	107,981
Net Book Value attributable to Chanticleer and affiliates								201,251	168,411
Net Book Value attributable to Non-Controlling Interest								50,313	42,103
Net Book Value								251,563	210,513
LBB Platform LLC [Member] | Non- controlling Interest [Member]
Cash								22,363	9,953
Accounts receivable								(17)	2,166
Inventory								3,213	7,219
Property, plant and equipment								190,017	211,055
Goodwill and intangible assets
Other assets								5,447	5,447
Due from (to) Chanticleer and affiliates								173,600	115,988
Total Assets								394,623	351,828
Accounts payable and accrued liabilities								45,537	28,384
Debt
Deferred rent								74,430	75,149
Total Liabilities								119,966	103,532
Net Book Value attributable to Chanticleer and affiliates								219,726	198,637
Net Book Value attributable to Non-Controlling Interest								54,931	49,659
Net Book Value								274,657	248,296
LBB Progress Ridge LLC [Member] | Non- controlling Interest [Member]
Cash								21,790	19,819
Accounts receivable								3,652	234
Inventory								5,781	6,237
Property, plant and equipment								252,322	283,666
Goodwill and intangible assets
Other assets								10,364	7,910
Due from (to) Chanticleer and affiliates								132,844	96,388
Total Assets								426,753	414,253
Accounts payable and accrued liabilities								62,441	25,956
Debt
Deferred rent								105,326	107,875
Total Liabilities								167,766	133,831
Net Book Value attributable to Chanticleer and affiliates								129,493	140,211
Net Book Value attributable to Non-Controlling Interest								129,493	140,211
Net Book Value								258,987	280,421
LBB Green Lake LLC [Member] | Non- controlling Interest [Member]
Cash								588	235
Accounts receivable
Inventory
Property, plant and equipment								144,953	500
Goodwill and intangible assets
Other assets								4,332	4,332
Due from (to) Chanticleer and affiliates								(28,829)	54,101
Total Assets								121,045	59,167
Accounts payable and accrued liabilities								128,945	500
Debt
Deferred rent								4,279
Total Liabilities								133,225	500
Net Book Value attributable to Chanticleer and affiliates								(6,090)	29,334
Net Book Value attributable to Non-Controlling Interest								(6,090)	29,334
Net Book Value								(12,180)	58,667
American Burger Prosperity LLC [Member] | Non- controlling Interest [Member]
Cash								8,095	1,917
Accounts receivable								1,777	87
Inventory								3,261	5,596
Property, plant and equipment								353,907	385,404
Goodwill and intangible assets
Other assets								5,000	5,000
Due from (to) Chanticleer and affiliates								(205,782)	(125,162)
Total Assets								166,258	272,842
Accounts payable and accrued liabilities								31,875	40,575
Debt
Deferred rent								45,750	47,550
Total Liabilities								77,625	88,125
Net Book Value attributable to Chanticleer and affiliates								44,316	92,359
Net Book Value attributable to Non-Controlling Interest								44,316	92,359
Net Book Value								88,633	184,717
LBB Wallingford LLC [Member] | Non- controlling Interest [Member]
Cash								9,238	27
Accounts receivable								1,896
Inventory								3,265
Property, plant and equipment								539,713	3,000
Goodwill and intangible assets
Other assets								10,840	10,840
Due from (to) Chanticleer and affiliates								(291,452)	87,937
Total Assets								273,500	101,804
Accounts payable and accrued liabilities								71,928	10,558
Debt
Deferred rent								105,503
Total Liabilities								177,431	10,558
Net Book Value attributable to Chanticleer and affiliates								48,035	45,623
Net Book Value attributable to Non-Controlling Interest								48,035	45,623
Net Book Value								96,069	91,246
LBB Capitol Hill LLC [Member] | Non- controlling Interest [Member]
Cash								3,800	170
Accounts receivable
Inventory
Property, plant and equipment								408,644	7,348
Goodwill and intangible assets
Other assets								15,259	15,259
Due from (to) Chanticleer and affiliates								(190,138)	58,163
Total Assets								237,566	80,940
Accounts payable and accrued liabilities								151,585	7,348
Debt
Deferred rent								32,310
Total Liabilities								183,896	7,348
Net Book Value attributable to Chanticleer and affiliates								26,835	36,796
Net Book Value attributable to Non-Controlling Interest								26,835	36,796
Net Book Value								53,670	73,592
LBB Rea Farms LLC [Member] | Non- controlling Interest [Member]
Cash								4,306	1,440
Accounts receivable								209
Inventory								4,965
Property, plant and equipment								398,497
Goodwill and intangible assets
Other assets								4,520	4,520
Due from (to) Chanticleer and affiliates								(81,037)	18,873
Total Assets								331,461	24,833
Accounts payable and accrued liabilities								132,760
Debt
Deferred rent								730
Total Liabilities								133,490
Net Book Value attributable to Chanticleer and affiliates								98,986	12,417
Net Book Value attributable to Non-Controlling Interest								98,986	12,417
Net Book Value								197,971	24,833
LBB Multnomah Village LLC [Member] | Non- controlling Interest [Member]
Cash								8,106	200
Accounts receivable								2,801
Inventory								3,588
Property, plant and equipment								297,430
Goodwill and intangible assets
Other assets								10,483	12,705
Due from (to) Chanticleer and affiliates								72,085	12,095
Total Assets								394,493	25,000
Accounts payable and accrued liabilities								50,138	39
Debt
Deferred rent								122,360
Total Liabilities								172,498	39
Net Book Value attributable to Chanticleer and affiliates								110,998	12,481
Net Book Value attributable to Non-Controlling Interest								110,998	12,481
Net Book Value								221,996	24,961
LBB Magnolia LLC [Member] | Non- controlling Interest [Member]
Cash								4,850
Accounts receivable								259
Inventory								4,110
Property, plant and equipment								272,996
Goodwill and intangible assets
Other assets								12,620
Due from (to) Chanticleer and affiliates								46,660
Total Assets								341,495
Accounts payable and accrued liabilities								20,685
Debt
Deferred rent								98,776
Total Liabilities								119,461
Net Book Value attributable to Chanticleer and affiliates								111,017
Net Book Value attributable to Non-Controlling Interest								111,017
Net Book Value								222,034
JF Restaurants, LLC [Member] | Non- controlling Interest [Member]
Cash								29,668	(5,231)
Accounts receivable								14,806	6,110
Inventory								34,467	57,840
Property, plant and equipment								226,818	334,818
Goodwill and intangible assets								1,000,751	1,101,751
Other assets								24,670	33,888
Due from (to) Chanticleer and affiliates								(299,797)	(155,637)
Total Assets								1,031,384	1,373,539
Accounts payable and accrued liabilities								631,341	603,698
Debt
Deferred rent								20,455	16,602
Total Liabilities								651,796	620,301
Net Book Value attributable to Chanticleer and affiliates								214,664	424,678
Net Book Value attributable to Non-Controlling Interest								164,924	328,561
Net Book Value								379,588	753,238
Dine Out[Member] | Non- controlling Interest [Member]
Cash
Accounts receivable
Inventory
Property, plant and equipment
Goodwill and intangible assets
Other assets
Due from (to) Chanticleer and affiliates								(32,183)	(32,183)
Total Assets								(32,183)	(32,183)
Accounts payable and accrued liabilities
Debt
Deferred rent
Total Liabilities
Net Book Value attributable to Chanticleer and affiliates								(28,643)	(28,643)
Net Book Value attributable to Non-Controlling Interest								(3,540)	(3,540)
Net Book Value								(32,183)	(32,183)
Hooters Emperors Palace (Pty) Ltd. [Member] | Non- controlling Interest [Member]
Cash								56,868	31,818
Accounts receivable								6,586	13,501
Inventory								21,033	27,080
Property, plant and equipment								64,130	100,492
Goodwill and intangible assets								32,535	40,827
Other assets								23,978	27,965
Due from (to) Chanticleer and affiliates								855,758	1,034,034
Total Assets								1,060,889	1,275,717
Accounts payable and accrued liabilities								418,980	525,151
Debt
Deferred rent								18,423	15,732
Total Liabilities								437,403	540,883
Net Book Value attributable to Chanticleer and affiliates								548,668	646,654
Net Book Value attributable to Non-Controlling Interest								74,818	88,180
Net Book Value								623,486	734,834
Hooters On The Buzz (Pty) Ltd [Member] | Non- controlling Interest [Member]
Cash								313	926
Accounts receivable
Inventory								27,048	20,640
Property, plant and equipment								52,775	95,716
Goodwill and intangible assets								23,746	30,115
Other assets								3,988	170
Due from (to) Chanticleer and affiliates								(232,167)	(256,573)
Total Assets								(124,298)	(109,006)
Accounts payable and accrued liabilities								198,817	230,209
Debt								32,477	56,569
Deferred rent								30,178	33,178
Total Liabilities								261,472	319,956
Net Book Value attributable to Chanticleer and affiliates								(366,481)	(407,514)
Net Book Value attributable to Non-Controlling Interest								(19,288)	(21,448)
Net Book Value								(385,769)	(428,962)
Hooters Umhlanga (Pty.) Ltd [Member] | Non- controlling Interest [Member]
Cash								14,400	9,992
Accounts receivable								1,585
Inventory								22,171	22,329
Property, plant and equipment								39,578	61,794
Goodwill and intangible assets								23,465	29,888
Other assets								5,949	6,939
Due from (to) Chanticleer and affiliates								93,052	188,310
Total Assets								200,200	319,252
Accounts payable and accrued liabilities								55,320	135,283
Debt
Deferred rent								14,045	25,760
Total Liabilities								69,365	161,043
Net Book Value attributable to Chanticleer and affiliates								117,752	142,388
Net Book Value attributable to Non-Controlling Interest								13,084	15,821
Net Book Value								130,836	158,209
Hooters Wings Mgmt Company [Member] | Non- controlling Interest [Member]
Cash								3,372	148,227
Accounts receivable								38,907	8,557
Inventory
Property, plant and equipment								3,465	4,041
Goodwill and intangible assets
Other assets
Due from (to) Chanticleer and affiliates								(325,075)	(512,662)
Total Assets								(279,331)	(351,837)
Accounts payable and accrued liabilities								17,564	30,834
Debt
Deferred rent								22,191
Total Liabilities								39,755	30,834
Net Book Value attributable to Chanticleer and affiliates								(247,292)	(296,570)
Net Book Value attributable to Non-Controlling Interest								(71,794)	(86,101)
Net Book Value								$ (319,086)	$ (382,671)